Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Consolidated Statements Of Income [Abstract]
Net sales	$ 1,196	$ 1,241	$ 1,224	$ 1,220	$ 1,310	$ 1,298	$ 1,210	$ 1,140	$ 4,881	$ 4,958	$ 4,647
Costs and expenses:
Cost of goods sold	975	1,003	997	1,037	1,114	1,089	1,023	964	4,012	4,190	3,835
Selling, general and administrative									357	320	307
Amortization of intangibles									91	102	105
Restructuring and impairment charges									13	30	14
Operating income									408	316	386
Debt extinguishment									94	35	64
Other expense (income), net									1	(7)	(7)
Interest expense, net									191	221	244
Income before income taxes									122	67	85
Income tax expense									36	4	28
Consolidated net income									86	63	57
Net income attributable to non-controlling interests										1
Net income attributable to the Company	$ 48	$ (13)	$ 38	$ 13	$ 29	$ 15	$ 12	$ 6	$ 86	$ 62	$ 57
Net income per share:
Basic (see footnote 14)	$ 0.40	$ (0.11)	$ 0.32	$ 0.11	$ 0.25	$ 0.13	$ 0.10	$ 0.05	$ 0.72	$ 0.53	$ 0.50
Diluted (see footnote 14)	$ 0.39	$ (0.11)	$ 0.31	$ 0.11	$ 0.24	$ 0.12	$ 0.10	$ 0.05	$ 0.70	$ 0.51	$ 0.48